DREYFUS BALANCED FUND, INC.
                                200 PARK AVENUE
                              NEW YORK, NY  10166




Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549


      24f-2 Notice - DREYFUS BALANCED FUND, INC.
      Registration Statement No. 33-50350 - CIK #890341

Gentlemen:

    On September 24, 1992, the Registration Statement of Dreyfus Balanced Fund, Inc. was declared effective by the SEC. The Registration Statement represented the Fund's election to register an indefinite number of shares and this Notice, filed pursuant to Rule 24f-2, is for the fiscal year ended August 31, 1995.

    The following information is furnished:

    (a)   Shares registered under Securities Act
          of 1933 other than pursuant to Rule 24f(2):               None


                                                  SHARES        DOLLAR AMOUNT

    (b)   Total number of shares sold during
          fiscal year ended 8/31/95 subject
          to registration under Rule 24f-2:     6,733,976        $96,785,162

    (c)   Less shares redeemed during
          fiscal year ended 8/31/95:            2,476,932         35,709,773
                                               ----------          -----------

    Net Sales During Fiscal Year [(b) - (c)]:   4,257,044        $61,075,389
                                               ==========        ===========


                                   CALCULATION OF FEE

    Net sales dollar amount of $61,075,389 at 1/29 of 1% = $21,060.48.

    Funds in the amount of $21,060.48, representing the registration fee, were wired to CIK #890341. An opinion of counsel is enclosed.


                                                   Very truly yours,

JJP/ems

                                                   John J. Pyburn
                                                   Assistant Treasurer
cc:  Mr. J. deMichaelis, SEC
     Ms. R. McLaughlin, E&Y